BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 0	$ 0	$ 0
Federal depository insurance coverage amount	250,000	250,000
Unrecognized tax benefits	0	0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0	$ 0
Private Placement [Member]
Number of shares issued	907,000	907,000
Class A Common Stock Subject to Redemption [Member]
Ordinary shares, shares subject to possible redemption	27,500,000	27,500,000	27,500,000